As filed with the Securities and Exchange Commission
on August 7, 2002
Registration No. 333-74295; 811-09253
SECURITIES AND EXCHANGE COMMISSION
     Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         __
Pre-Effective Amendment No.                                                                                                    __
Post-Effective Amendment No. 41                                                                                              X

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 __
Amendment No. 42                                                                                                                     X

________________________

WELLS FARGO FUNDS TRUST
(Exact Name of Registrant as specified in Charter)
525 Market Street
San Francisco, CA 94105
(Address of Principal Executive Offices, including Zip Code)

__________________________

Registrant's Telephone Number, including Area Code: (800) 643-9691
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105
(Name and Address of Agent for Service)
With a copy to:
Robert M. Kurucza, Esq.
Marco E. Adelfio, Esq.
Morrison & Foerster LLP
2000 Pennsylvania Ave., N.W.
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):
__ Immediately upon filing pursuant to Rule 485(b), or
X 60 days after filing pursuant to Rule 485(a)(1), or
__ on _________ pursuant to Rule 485(a)(1)
__ 75 days after filing pursuant to Rule 485(a)(2), or
__ on ___________pursuant to Rule 485(a)(2)
If appropriate, check the following box:
__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

        This Post-Effective Amendment No. 41 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed to register Class C shares for the California Limited Term Tax-Free Fund ("CLT Fund") and the Small Company Value Fund ("SCV Fund"). Except as otherwise provided in this filing, Parts A and B for the CLT Fund are incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001 (accession #0000898430-01-503194); Parts A and B for the SCV Fund are incorporated by reference to Post-Effective Amendment No. 31, filed January 30, 2002 (accession #0000898430-02-000324); and Part C for both Funds is incorporated by reference to Post-Effective Amendment No. 40, filed August 1, 2002 (accession #0000898430-02-002730). This Post-Effective Amendment does not affect the Registration Statement of any of the Trust's other Funds.

WELLS FARGO FUNDS TRUST

California Limited Term Tax-Free Fund
Small Company Value Fund

Class C

Supplemental Information Dated [August 30], 2002 to the
Prospectus and Statement of Additional Information Dated November 1, 2001
for the California Limited Term Tax-Free Fund and to the Prospectus and Statement of
Additional Information Dated February 1, 2002 for the Small Company Value Fund

The Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), at its regular in-person meeting held on August 6, 2002, approved the addition of new Class C shares to each of the above-referenced Funds (each a "Fund" and collectively, the "Funds"), effective [August 30], 2002. As a result, the following information is now included and/or revised in the Funds' Prospectuses:

1. Under "Summary of Expenses,"

a. replace the Class C share section of the table describing Shareholder Fees with the following:

Shareholder Fees	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.00%
Maximum deferred sales charge (load) (as a percentage of the lower of the Net Asset Value ("NAV") at purchase or the NAV at redemption)	1.00%

b. Add the following information for Class C shares to the tables of Annual Fund Operating Expenses for the Funds:

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets)
	California Limited Term Tax-Free Fund	Small Company Value Fund
	Class C	Class C
Management Fees	0.40%	0.90%
Distribution (12b-1) Fees	0.75%	0.75%
Other Expenses	0.84%	0.58%
Total Annual Fund Operating Expenses	1.99%	2.23%
Fee Waivers	0.39%	0.03%
Net Expenses[1]	1.60%	2.20%

1 The adviser has committed for one year from the commencement of operations of the Class C shares to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

c. Add Class C share sections for the Funds to the tables describing the Example of Expenses as follows:

Example of Expenses

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	California Limited Term Tax-Free	Small Company Value
	Class C	Class C
1 YEAR	$ 263	$ 323
3 YEARS	$ 587	$ 694
5 YEARS	$1,037	$1,192
10 YEARS	$2,285	$2,562

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

	California Limited Term Tax-Free	Small Company Value
	Class C	Class C
1 YEAR	$ 163	$ 223
3 YEARS	$ 587	$ 694
5 YEARS	$1,037	$1,192
10 YEARS	$2,285	$2,562

2. Under "A Choice of Share Classes," replace the third bullet point, and the second and third paragraphs with the following:

  Class C Shares - with a front-end sales charge and a 1.00% CDSC on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Class C shares are offered for the California Limited Term Tax-Free Fund and the Small Company Value Fund. Class C shares are similar to Class B shares in that they have higher ongoing expenses than Class A shares. Unlike Class B shares however, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice to purchase Class C shares may depend on the amount you ultimately intend to invest and how long you intend to hold fund shares before redeeming them.

3. Replace the section entitled "Class C Share CDSC Schedule" with:

Class C Share Sales Charges

If you choose Class C shares, you will pay the POP (NAV plus the 1.00% sales charge) and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. The CDSC percentage you pay is applied to the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. As a percentage of the net amount invested, the front-end sales charge effectively is 1.01%. Class C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the Funds' distributor to waive this charge. The distributor pays sales commissions of up to 1.00% to such broker-dealers, and up to 2.00% to other selling agents at the time of sale, and up to 1.00% annually to all selling agents thereafter.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your CDSC. Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.

4. Under "Class B and Class C Share CDSC Waivers," replace the first non-bulleted paragraph and its sub-parts with the following:

For Class B shares purchased after May 18, 1999 for former Norwest Advantage Funds shareholders and after July 17, 1999 for former Stagecoach Funds shareholders, for all Class B shares purchased after November 8, 1999, and for all Class C shares within the first year of purchase, no CDSC is imposed on withdrawals that meet the following circumstances:

  withdrawals are made by participating in the Systematic Withdrawal Program; and
  withdrawals may not exceed 10% of your fund assets (including "free shares") (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Program).

5. Under "Waivers for Certain Parties," replace the last two paragraphs with the following:

You also may buy Class A and Class C shares at NAV if they are to be included in certain retirement, benefits, pension, trust or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

The following information is added to the cover pages of the Statements of Additional Information:

The California Limited Term Tax-Free Fund and the Small Company Value Fund also offer Class C shares.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(a) under the Securities Act of 1933, has been signed on behalf of the Trust by the undersigned, thereto duly authorized in the City of San Francisco, State of California, on the 7th day of August, 2002.

WELLS FARGO FUNDS TRUST

By: /s/ Christopher R. Bellonzi
Christopher R. Bellonzi
Assistant Secretary

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                                                             Title                                                                         Date

                           *                                                                Trustee 9;
Robert C. Brown

9;                            *                                                                Trustee 9;
Thomas S. Goho

9;                            *                                                                Trustee 9;
Peter G. Gordon

9;                            *                                                                Trustee 9;
W. Rodney Hughes

9;                            *                                                                Trustee 9;
Richard M. Leach

9;                            *                                                                Trustee 9;
J. Tucker Morse

9;                            *                                                                Trustee 9;
Timothy J. Penny

9;                            *                                                                Trustee 9;
Donald C. Willeke

8/7/2002

*By:  /s/ Christopher R. Bellonzi
Christopher R. Bellonzi
As Attorney-in-Fact
August 7, 2002

[MORRISON & FOERSTER LLP LETTERHEAD]

August 7, 2002

Writer's Direct Dial Number
(202) 887-1537

VIA EDGAR

U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Wells Fargo Funds Trust
          SEC File Nos. 333-74295; 811-09253

Ladies/Gentlemen:

            In connection with the registration of Wells Fargo Funds Trust (the "Trust") as an investment company under the Investment Company Act of 1940 (the "1940 Act"), and the issuance of shares by it under the Securities Act of 1933 (the "1933 Act"), we are transmitting herewith for filing the Trust's Post-Effective Amendment No. 41 to its Registration Statement under the 1933 Act and Amendment No. 42 under the 1940 Act on Form N-1A.

            This Post-Effective Amendment No. 41 is being filed to register Class C shares for the California Limited Term Tax-Free Fund ("CLT Fund") and the Small Company Value Fund ("SCV Fund").

            Pursuant to Release 33-6510, we hereby request selective review of the Trust's Post-Effective Amendment No. 41. Except for the disclosure in the prospectus sections listed below related to the CLT Fund and the SCV Fund, the Amendment as it relates to the CLT Fund is substantially identical in all material respects to the Trust's most recent filing for the Trust's Tax-Free Funds, Post-Effective Amendment No. 29 (accession # 0000898430-01-503194), and for the SCV Fund, to the Trust's most recent filing for the Trust's Equity Funds, Post-Effective Amendment No. 31 (accession # 0000898430-02-000324), both of which were filed pursuant to Rule 485(b) to add audited financial statements and certain other financial information for the tax-free and equity funds of the Trust, respectively.

Prospectus

  Summary of Expenses
  A Choice of Share Classes
  a. Class C Share CDSC Schedule
  b. Class B and Class C Share CDSC Waivers
  c. Waivers for Certain Parties

MORRISON & FOERSTER LLP

Statement of Additional Information

1. Cover Page

          If you have any questions or comments, please contact the undersigned at the number set forth above.

Sincerely,

/s/ Janis F. Kerns

Janis F. Kerns